Loss per share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares
Numerator:
Net loss attributable to DiDi Global Inc.	¥ (49,343,664)	$ (7,743,097)	¥ (10,514,498)	¥ (9,728,459)
Accretion of convertible redeemable noncontrolling interests to redemption value	(687,617)	(107,902)	(165,047)
Deemed dividends to preferred shareholders upon repurchases of convertible preferred shares | ¥	0		(872)
Net loss attributable to ordinary shareholders of DiDi Global Inc.	¥ (50,031,281)	$ (7,850,999)	¥ (10,680,417)	¥ (9,728,459)
Denominator:
Weighted average number of Class A and Class B ordinary shares outstanding*	657,996,437	657,996,437	106,694,420	100,684,581
Net loss per share attributable to ordinary shareholders
- Basic | (per share)	¥ (76.04)	$ (11.93)	¥ (100.10)	¥ (96.62)
- Diluted | (per share)	¥ (76.04)	$ (11.93)	¥ (100.10)	¥ (96.62)
Share Options, Share options, restricted shares and RSUs
Net loss per share attributable to ordinary shareholders
Shares on a weighted average basis are excluded from the calculation of diluted net loss per share	68,967,807	68,967,807	34,318,101	22,825,892
Preferred shares
Net loss per share attributable to ordinary shareholders
Shares on a weighted average basis are excluded from the calculation of diluted net loss per share	467,932,258	467,932,258	933,318,197	927,108,381